Earnings Per Share (Details) - Schedule of Reconciliation of Basic Net Income Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Basic Net Income Per Share [Abstract]
Net income(loss)	$ (6,098,603)	$ (1,874,153)
Weighted average basic share of common stock outstanding	50,725,814	50,000,000
Net income(loss) per basic share of common stock	$ (0.12)	$ (0.04)